Penn Series Funds, Inc.

Schedule of Investments — March 31, 2020 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.4%

Continental Airlines Pass Through Trust, Series 2012-1 Class A 4.150%, 10/11/25	$1,503	$1,619,589
Domino’s Pizza Master Issuer LLC
4.118%, 07/25/47, Series 2017-1A A23 144A @	4,902	4,745,882
4.116%, 07/25/48, Series 2018-1A A2I 144A @	4,605	4,446,099
3.668%, 10/25/49, Series 2019-1A A2 144A @	2,209	1,970,443
Wendy’s Funding LLC, Series 2018-1A A21 3.573%, 03/15/48 144A @	3,139	2,864,551
TOTAL ASSET BACKED SECURITIES (Cost $16,241,941)		15,646,564

	Number of Shares
COMMON STOCKS — 68.4%

Aerospace & Defense — 1.6%
Raytheon Co.	453,143	59,429,704

Auto Parts & Equipment — 0.4%
Aptiv PLC	348,170	17,143,891

Beverages — 2.6%
Keurig Dr Pepper, Inc.	3,972,769	96,419,104

Chemicals — 1.0%
Linde PLC	223,880	38,731,240

Commercial Services — 1.6%
Global Payments, Inc.	427,698	61,686,883

Diversified Financial Services — 3.7%
Intercontinental Exchange, Inc.	855,813	69,106,900
Visa, Inc., Class A	433,134	69,786,550

		138,893,450

Electric — 3.7%
Ameren Corp.	465,653	33,913,508
American Electric Power Co., Inc.	714,841	57,172,983
NextEra Energy, Inc.	52,871	12,721,820
Xcel Energy, Inc.	607,826	36,651,908

		140,460,219

Electronics — 7.1%
Fortive Corp.	1,552,236	85,667,905
PerkinElmer, Inc.	1,293,977	97,410,589
Roper Technologies, Inc.	207,166	64,596,430
TE Connectivity Ltd.	297,974	18,766,402

		266,441,326

Environmental Control — 0.5%
Waste Connections, Inc.	256,005	19,840,387

Gas — 1.4%
NiSource, Inc.	2,054,159	51,292,350

	Number of Shares	Value†
Healthcare Products — 7.2%
Alcon, Inc.*	1,107,918	$56,759,447
Avantor, Inc.*	1,178,585	14,720,527
Danaher Corp.	667,437	92,379,955
Envista Holdings Corp.*	931,310	13,913,771
Thermo Fisher Scientific, Inc.	328,851	93,262,144

		271,035,844

Healthcare Services — 5.0%
Humana, Inc.	386,866	121,483,661
UnitedHealth Group, Inc.	269,973	67,325,867

		188,809,528

Insurance — 2.8%
Marsh & McLennan Cos., Inc.	1,234,835	106,763,834

Internet — 6.7%
Alphabet, Inc., Class A*	2	2,324
Alphabet, Inc., Class C*	75,323	87,586,337
Amazon.com, Inc.*	48,637	94,828,532
Facebook, Inc., Class A*	414,100	69,071,880

		251,489,073

Lodging — 2.9%
Hilton Worldwide Holdings, Inc.	1,048,701	71,563,356
Marriott International, Inc., Class A	513,018	38,378,877

		109,942,233

Machinery - Diversified — 0.8%
Ingersoll Rand, Inc.*	1,283,262	31,824,898

Miscellaneous Manufacturing — 3.8%
General Electric Co.	18,215,565	144,631,586

Oil & Gas — 0.2%
Concho Resources, Inc.	136,300	5,840,455

Pharmaceuticals — 1.7%
Becton Dickinson & Co.	279,930	64,319,516

Retail — 2.0%
Yum! Brands, Inc.	1,110,560	76,106,677

Semiconductors — 3.8%
Maxim Integrated Products, Inc.	1,023,305	49,742,856
NXP Semiconductors N.V.	1,122,383	93,079,222

		142,822,078

Software — 7.9%
Fiserv, Inc.*	1,545,421	146,799,541
Microsoft Corp.	953,500	150,376,485

		297,176,026

TOTAL COMMON STOCKS (Cost $2,600,852,089)		2,581,100,302

PREFERRED STOCKS — 5.1%

Banks — 1.4%
JPMorgan Chase & Co., Series DD	141,463	3,586,087
US Bancorp, Series K	175,000	4,361,000

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2020 (Unaudited)

Flexibly Managed Fund

	Number of Shares	Value†
PREFERRED STOCKS — (continued)

Banks — (continued)
US Bancorp, Series F, (3 M ICE LIBOR + 4.468%) •	71,000	$1,828,960
Wells Fargo & Co., Series L, CONV	35,075	44,686,252

		54,462,299

Diversified Financial Services — 0.1%
The Charles Schwab Corp., Series C	146,435	3,697,484
The Charles Schwab Corp., Series D	12,000	301,800

		3,999,284

Electric — 1.8%
Alabama Power Co., Series A	100,000	2,555,000
American Electric Power Co., Inc., CONV	99,244	4,788,523
CMS Energy Corp. 2078	434,600	10,951,920
CMS Energy Corp. 2079	577,700	14,586,925
DTE Energy Co., Series E	340,000	8,149,800
Duke Energy Corp.	340,000	8,707,400
NextEra Energy, Inc., CONV*	244,825	10,794,334
SCE Trust III, Series H (3 M ICE LIBOR + 2.990%) •	8,337	164,239
SCE Trust IV, Series J (3 M ICE LIBOR + 3.132%) •	311,544	5,779,141

		66,477,282

Electronics — 0.2%
Fortive Corp., Series A, CONV#	9,921	7,140,441

Gas — 0.2%
NiSource, Inc., Series B (UST Yield Curve CMT 5 Yr + 3.632%)•	305,000	7,747,000

Healthcare Products — 0.6%
Avantor, Inc., CONV	547,536	23,741,161

Internet — 0.1%
Aurora Innovation, Inc., Series B, CONV*#,(1)	354,540	2,424,274

Pharmaceuticals — 0.7%
Becton Dickinson & Co., Series A, CONV	517,053	27,031,531
Elanco Animal Health, Inc., CONV*	21,537	886,032

		27,917,563

TOTAL PREFERRED STOCKS (Cost $203,670,886)		193,909,304

	Par (000)
CORPORATE BONDS — 13.1%

Airlines — 0.0%
Continental Airlines Pass Through Trust, Series 2012-1 Class B 6.250%, 10/11/21	$159	158,558
U.S. Airways Pass Through Trust
6.750%, 12/03/22, Series 2012-2 Class B	367	355,753
5.375%, 05/15/23, Series 2013-1 Class B	4	3,428
6.250%, 10/22/24, Series 2010-1 Class A	1,115	1,146,977
4.625%, 12/03/26, Series 2012-2 Class A	174	172,298

	Par (000)	Value†
Airlines — (continued)
3.950%, 05/15/27, Series 2013-1 Class A	$3	$3,260

		1,840,274

Banks — 0.5%
State Street Corp., Series F (3 M ICE LIBOR + 3.597%) 5.250%, •µ	4,360	4,098,400
The Bank of New York Mellon Corp.,
(3 M ICE LIBOR + 3.420%) 4.950% , Series E •µ	5,800	5,046,000
(3 M ICE LIBOR + 3.131%) 4.625% , Series F •µ	2,510	2,265,275
The PNC Financial Services Group, Inc., Series S (3 M ICE LIBOR + 3.300%) 5.000%, •µ	6,720	6,350,400
US Bancorp, Series J (3 M ICE LIBOR + 2.914%) 5.300%, •µ	2,665	2,558,400

		20,318,475

Building Materials — 0.0%
Lennox International, Inc. 3.000%, 11/15/23	760	751,377

Commercial Services — 0.5%
Korn Ferry 4.625%, 12/15/27 144A @	935	812,281
Refinitiv US Holdings, Inc.
6.250%, 05/15/26 144A @	5,610	5,792,325
8.250%, 11/15/26 144A @	6,535	6,894,425
Service Corp. International 5.375%, 05/15/24	3,650	3,713,875

		17,212,906

Electric — 0.1%
Eversource Energy
2.750%, 03/15/22, Series K	2,550	2,586,714
3.800%, 12/01/23, Series N	1,255	1,336,857

		3,923,571

Electronics — 0.1%
Amphenol Corp. 2.200%, 04/01/20	2,585	2,585,000

Entertainment — 0.5%
Cedar Fair LP 5.250%, 07/15/29 144A @	1,435	1,212,575
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, 06/01/24	5,630	5,067,000
5.375%, 04/15/27	6,285	5,405,100
Six Flags Entertainment Corp.
4.875%, 07/31/24 144A @	4,590	3,890,025
5.500%, 04/15/27 144A @	3,900	3,285,750

		18,860,450

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2020 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)

Food — 0.0%
Conagra Brands, Inc. (3 M ICE LIBOR + 0.750%) 2.552%, 10/22/20 •	$691	$683,687

Gas — 0.4%
NiSource, Inc.
(UST Yield Curve CMT 5 Yr + 2.843%) 5.650% , •µ	5,825	5,184,250
3.490%, 05/15/27	6,560	6,631,740
4.375%, 05/15/47	3,965	4,015,917

		15,831,907

Healthcare Products — 1.6%
Avantor, Inc. 6.000%, 10/01/24 144A @	8,880	9,303,576
9.000%, 10/01/25 144A @	36,458	38,379,337
Hologic, Inc. 4.375%, 10/15/25 144A @	4,045	4,005,723
Teleflex, Inc.
4.875%, 06/01/26	4,245	4,202,550
4.625%, 11/15/27	2,880	2,876,832

		58,768,018

Healthcare Services — 0.0%
Fresenius Medical Care U.S. Finance, Inc. 5.750%, 02/15/21 144A @	1,125	1,153,687

Household Products & Wares — 0.3%
Reckitt Benckiser Treasury Services PLC
(3 M ICE LIBOR + 0.560%) 1.764%, 06/24/22 144A @,•	4,760	4,590,806
2.375%, 06/24/22 144A @	7,375	7,240,409

		11,831,215

Insurance — 0.1%
HUB International Ltd. 7.000%, 05/01/26 144A @	1,307	1,293,930
USI, Inc. 6.875%, 05/01/25 144A @	670	623,100

		1,917,030

Internet — 2.6%
Netflix, Inc.
5.375%, 02/01/21	2,385	2,402,888
5.500%, 02/15/22	1,400	1,424,500
5.875%, 02/15/25	6,510	6,874,560
4.375%, 11/15/26	15,365	15,595,475
4.875%, 04/15/28	24,228	24,954,840
5.875%, 11/15/28	27,470	29,351,695
6.375%, 05/15/29	15,675	17,081,047

		97,685,005

Lodging — 0.1%
Hilton Domestic Operating Co., Inc. 4.250%, 09/01/24	2,445	2,286,075

	Par (000)	Value†
Lodging — (continued)
Marriott International, Inc. (3 M ICE LIBOR + 0.650%) 1.649%, 03/08/21 •	$1,435	$1,226,676

		3,512,751

Machinery - Diversified — 0.1%
Welbilt, Inc. 9.500%, 02/15/24	3,095	2,630,750
Xylem, Inc.
4.875%, 10/01/21	415	427,065
3.250%, 11/01/26	565	597,950

		3,655,765

Media — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 09/30/22	6,315	6,204,488
4.000%, 03/01/23 144A @	5,500	5,479,375
5.125%, 05/01/23 144A @	6,859	6,927,590
5.875%, 04/01/24 144A @	6,037	6,187,925
5.125%, 05/01/27 144A @	15,425	15,465,105
5.000%, 02/01/28 144A @	22,611	22,667,527
Charter Communications Operating LLC 3.579%, 07/23/20	2,225	2,218,077
Sirius XM Radio, Inc. 4.625%, 05/15/23 144A @	3,630	3,593,664

		68,743,751

Miscellaneous Manufacturing — 0.5%
General Electric Co., Series D (3 M ICE LIBOR + 3.330%) 5.000%, •µ	21,025	17,345,625

Packaging and Containers — 0.2%
Reynolds Group Issuer, Inc.
(3 M ICE LIBOR + 3.500%) 5.331%, 07/15/21 144A @,•	4,375	4,265,625
5.125%, 07/15/23 144A @	4,145	4,103,550

		8,369,175

Pharmaceuticals — 0.2%
Becton Dickinson & Co. (3 M ICE LIBOR + 1.030%) 2.031%, 06/06/22 •	3,685	3,446,540
Elanco Animal Health, Inc. 4.662%, 08/27/21	4,225	4,203,459

		7,649,999

Pipelines — 0.1%
NuStar Logistics LP 4.800%, 09/01/20	2,380	2,070,600

Real Estate — 0.3%
SBA Communications Corp.
4.000%, 10/01/22	6,905	6,902,928
4.875%, 09/01/24	3,085	3,127,419
3.875%, 02/15/27 144A @	2,085	2,090,213

		12,120,560

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2020 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
CORPORATE BONDS — (continued)

Retail — 1.8%
Dollar Tree, Inc. (3 M ICE LIBOR + 0.700%) 2.536%, 04/17/20 •	$432	$431,908
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.000%, 06/01/24 144A @	8,668	8,494,640
5.250%, 06/01/26 144A @	11,273	11,257,218
4.750%, 06/01/27 144A @	16,175	15,204,500
Yum! Brands, Inc.
3.875%, 11/01/20	6,890	6,786,650
3.750%, 11/01/21	11,215	10,794,437
3.875%, 11/01/23	4,905	4,561,650
6.875%, 11/15/37	3,540	3,378,541
5.350%, 11/01/43	8,185	6,957,250

		67,866,794

Semiconductors — 0.2%
Sensata Technologies BV
4.875%, 10/15/23 144A @	2,595	2,465,250
5.625%, 11/01/24 144A @	880	858,000
5.000%, 10/01/25 144A @	3,150	2,984,625
Sensata Technologies UK Financing Co. PLC 6.250%, 02/15/26 144A @	2,000	1,960,000

		8,267,875

Software — 0.9%
Fiserv, Inc. 2.700%, 06/01/20	5,175	5,158,889
Solera LLC 10.500%, 03/01/24 144A @	28,991	28,411,180

		33,570,069

Telecommunications — 0.2%
Level 3 Financing, Inc. 5.375%, 08/15/22	2,942	2,956,710
T-Mobile USA, Inc.
6.000%, 03/01/23	1,770	1,779,753
6.500%, 01/15/26	845	887,250

		5,623,713

TOTAL CORPORATE BONDS (Cost $500,596,264)		492,159,279

LOAN AGREEMENTS — 7.6%‡

Chemicals — 0.0%
HB Fuller Co. (1 M ICE LIBOR + 2.000%) 2.773%, 10/21/24 •	1,883	1,622,961

Commercial Services — 2.1%
Financial & Risk US Holdings Inc. (1 M ICE LIBOR + 3.250%) 4.239%, 10/01/25 •	83,247	79,569,999
Gartner, Inc. (1 M ICE LIBOR + 1.500%) 2.489%, 03/21/22 •,(1)	827	785,897

		80,355,896

	Par (000)	Value†
Cosmetics & Personal Care — 0.4%
Sunshine Luxembourg VII Sarl (6 M ICE LIBOR + 4.250%) 5.322%, 10/01/26 •	$14,813	$13,242,710

Entertainment — 0.1%
Alpha Topco. Ltd. - Delta 2 (Lux) Sarl (1 M ICE LIBOR + 2.500%) 3.500%, 02/01/24 •	4,225	3,751,209

Healthcare — 0.3%
CPI Holdco LLC (3 M ICE LIBOR + 4.250%) 5.700%, 11/04/26 •	1,260	1,083,600
LGC Ltd. 0.000%, 01/22/27 ×	12,465	10,719,900

		11,803,500

Household Products & Wares — 0.0%
Prestige Brands, Inc. (1 M ICE LIBOR + 2.000%) 2.989%, 01/26/24 •	226	209,089

Insurance — 2.2%
AmWINS Group, Inc. (1 M ICE LIBOR + 6.750%) 3.753%, 01/25/24 •	1,224	1,127,301
HUB International Ltd.
(2 M ICE LIBOR + 2.750%) 4.543%, 04/25/25 •	62,485	58,048,355
(3 M ICE LIBOR + 4.000%) 5.692%, 04/25/25 •	12,030	11,277,984
USI, Inc. (1 M ICE LIBOR + 3.000%) 3.989%, 05/16/24 •	12,233	11,132,084

		81,585,724

Lodging — 0.1%
Four Seasons Hotels Ltd. (1 M ICE LIBOR + 2.000%) 2.989%, 11/30/23 •	2,977	2,679,576

Pharmaceuticals — 0.2%
NVA Holdings, Inc. (1 M ICE LIBOR + 2.250%) 3.250%, 01/01/30 •,(1)	9,100	9,065,875

Software — 2.2%
Azalea TopCo, Inc. (1 M ICE LIBOR + 3.500%) 4.489%, 07/27/26 •	7,091	6,453,090
Cypress Intermediate Holdings III, Inc. (1 M ICE LIBOR + 2.750%) 3.740%, 04/29/24 •	37,731	34,227,319
Kronos, Inc. (3 M ICE LIBOR + 3.000%) 4.763%, 11/01/23 •	44,627	40,508,578

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2020 (Unaudited)

Flexibly Managed Fund

	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)

Software — (continued)
Ultimate Software Group, Inc. (1 M ICE LIBOR + 3.750%) 3.989%, 05/04/26 •	$1,756	$1,630,310

		82,819,297

TOTAL LOAN AGREEMENTS (Cost $307,921,896)		287,135,837

	Number of Shares	Value†
SHORT-TERM INVESTMENTS — 5.5%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%)	34,100,715	34,100,715
T. Rowe Price Investment, Ltd. (seven-day effective yield 0.955%)	171,848,195	171,848,195

TOTAL SHORT-TERM INVESTMENTS (Cost $205,948,910)		205,948,910

TOTAL INVESTMENTS — 100.1% (Cost $3,835,231,986)		3,775,900,196
Other Assets & Liabilities — (0.1)%		(4,664,856)

TOTAL NET ASSETS — 100.0%		$3,771,235,340

	Number of Contracts	Value†
WRITTEN OPTIONS

Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule) (Premiums $(10,714,814)) (32,504)		$(7,088,870)

†	See Security Valuation Note in the most recent semi-annual or annual report.
#

Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2020, the aggregate value of restricted securities was $9,564,715 which represented 0.3% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Investment	Date of Acquisition	Cost	Value
Fortive Corp., Series A	6/27/2018	9,921,000.00	7,140,441.00
U.S. Airways Pass Through Trust, Series 2012-2 Class B	11/29/2012	367,431.00	355,753.00
Aurora Innovation, Inc., Series B	3/1/2019	3,276,056.00	2,424,274.00

Total		$13,564,487	$9,920,468

(1)	The value of this security was determined using significant unobservable inputs.
×	This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
µ	Perpetual security with no stated maturity date.
*	Non-income producing security.
144A@

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $244,920,911, which represents 6.5% of the Fund’s net assets.

•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡

Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2020. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

CMT — Constant Maturity Treasury.

CONV — Convertible Security.

ICE — Intercontinental Exchange.

LIBOR — London Interbank Offered Rate.

LLC — Limited Liability Company.

LP — Limited Partnership.

M — Month

N.V. — Naamloze Vennootschap.

PLC — Public Limited Company.

Yr — Year

UST — US Treasury.

Penn Series Funds, Inc.

Schedule of Investments — March 31, 2020 (Unaudited)

Flexibly Managed Fund

Country Weightings as of 03/31/2020 ††

United States	92%
Netherlands	3
Switzerland	2
Canada	1
Luxembourg	1
United Kingdom	1

Total	100%

††	% of total investments as of March 31, 2020.

Open written options contracts held by the Fund at March 31, 2020 are as follows:

Open Written Options

Call Options

Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Alphabet, Inc.	82	$12,300,000	1,500	1/15/2021	$(196,800)
Alphabet, Inc.	24	4,176,000	1,740	1/15/2021	(7,920)
Alphabet, Inc.	24	4,224,000	1,760	1/15/2021	(8,160)
Alphabet, Inc.	24	4,272,000	1,780	1/15/2021	(8,808)
Alphabet, Inc.	24	4,320,000	1,800	1/15/2021	(5,520)
American Electric Power Co, Inc.	1,180	12,390,000	105	1/15/2021	(59,000)
American Electric Power Co, Inc.	354	4,071,000	115	1/15/2021	(1,770)
Aptiv PLC	261	2,610,000	100	1/15/2021	(2,610)
Aptiv PLC	261	2,544,750	98	1/15/2021	(6,525)
Becton Dickinson And Co.	423	12,690,000	300	1/15/2021	(6,345)
Danaher Corp.	208	3,848,000	185	1/15/2021	(41,600)
Danaher Corp.	209	3,971,000	190	1/15/2021	(49,115)
Facebook, Inc.	205	5,432,500	265	1/15/2021	(18,450)
Facebook, Inc.	205	5,535,000	270	1/15/2021	(15,785)
Facebook, Inc.	205	5,637,500	275	1/15/2021	(10,865)
General Electric Co.	20,691	31,036,500	15	1/15/2021	(351,747)
Hilton Worldwide Holdings, Inc.	106	1,325,000	125	1/15/2021	(8,162)
Hilton Worldwide Holdings, Inc.	106	1,378,000	130	1/15/2021	(10,070)
Microsoft Corp.	1,893	31,234,500	165	1/15/2021	(2,896,290)
Microsoft Corp.	2,100	35,700,000	170	1/15/2021	(2,765,700)
Nextera Energy, Inc.	82	2,542,000	310	1/15/2021	(12,300)
Nextera Energy, Inc.	81	2,592,000	320	1/15/2021	(4,455)
Nxp Semiconductors NV	923	12,922,000	140	1/15/2021	(923)
Roper Technologies, Inc.	67	2,881,000	430	8/21/2020	(670)
Thermo Fisher Scientific, Inc.	68	2,516,000	370	1/15/2021	(17,000)
Thermo Fisher Scientific, Inc.	68	2,652,000	390	1/15/2021	(680)
Thermo Fisher Scientific, Inc.	357	14,280,000	400	1/15/2021	(19,635)
Visa, Inc.	639	14,697,000	230	1/15/2021	(124,605)
Visa, Inc.	476	11,186,000	235	1/15/2021	(57,120)
Visa, Inc.	639	15,336,000	240	1/15/2021	(108,630)
Xcel Energy, Inc.	260	1,560,000	60	10/16/2020	(180,960)
Xcel Energy, Inc.	259	1,683,500	65	10/16/2020	(90,650)

Total Written Options					$(7,088,870)